UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10527
                                                     ---------

                     UBS Equity Opportunity Fund II, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------
                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2008
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.



                                          UBS EQUITY OPPORTUNITY FUND II, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  MARCH 31, 2008

--------------------------------------------------------------------------------


                                                                                                REALIZED AND
                                                                                   % OF          UNREALIZED        INITIAL
                                                                                 MEMBERS'     GAIN/(LOSS) FROM   ACQUISITION
INVESTMENT FUND                                  COST           FAIR VALUE       CAPITAL         INVESTMENTS           DATE
----------------------------------------     ------------      ------------      -------     ----------------    -----------
Abrams Bison Partners, L.P.                  $ 19,000,000      $ 24,932,661         5.69%       $   (672,551)      4/1/2004
Alson Signature Fund II, L.P.                  15,249,480        23,120,062         5.27          (3,103,811)     10/1/2002
Brant Point, L.L.C.                            20,000,000        19,589,747         4.47            (410,253)      1/1/2008
Caxton Alpha Equity Fund, L.L.C.                9,000,000        13,659,574         3.11            (967,869)      1/1/2002
Cobalt Partners, L.P.                          29,000,000        53,798,359        12.27            (347,488)      1/1/2002
Delta Institutional Fund, L.P.                  9,750,000        24,548,471         5.60          (2,954,275)      9/1/2002
Forest Hill Select Fund, L.P.                  11,200,000        11,333,977         2.59          (1,311,959)     10/1/2004
JANA Partners Qualified, L.P.                  22,000,000        25,456,456         5.81          (1,799,937)      1/1/2006
Level Global, L.P.                             18,551,253        26,286,196         6.00          (2,199,259)      9/1/2003
North River Partners, L.P.                     16,500,000        21,792,069         4.97          (1,160,436)      9/1/2003
Southpoint Qualified Fund, L.P.                22,000,000        26,358,103         6.01          (2,933,792)     11/1/2006
Spindrift Partners Fund, L.P.                  15,000,000        21,515,039         4.91            (595,782)      7/1/2005
TCS Capital II, L.P.                           11,500,000        27,978,631         6.38          (5,005,677)      5/1/2004
Valinor Capital Partners, L.P.                 10,500,000        10,756,692         2.45            (937,900)      7/1/2007
Wesley Capital QP, L.P.                        19,000,000        28,270,509         6.45          (1,426,930)      9/1/2004
                                             ------------      ------------        -----        ------------
   LONG/SHORT EQUITY SUBTOTAL                $248,250,733      $359,396,546        81.98%       $(25,827,919)

JANA Piranha Fund, L.P.                      $ 12,000,000      $ 12,755,778         2.91%       $   (781,255)      3/1/2006
Trian Partners, L.P.                           17,962,666        19,531,471         4.46            (634,416)      7/1/2006
Trian Partners, L.P. (Side Pocket)                 37,334            37,334         0.01                  --       7/1/2006
                                             ------------      ------------        -----        ------------
   SPECIAL SITUATIONS SUBTOTAL               $ 30,000,000      $ 32,324,583         7.38%       $ (1,415,671)

Subprime Credit Strategies Fund II, L.P.               --           253,876         0.06            (176,353)     11/1/2006
                                             ------------      ------------        -----        ------------
   DISTRESSED CREDIT SUBTOTAL                $         --      $    253,876         0.06%       $   (176,353)

                                             ------------      ------------        -----        ------------
TOTAL                                        $278,250,733      $391,975,005        89.42%       $(27,419,943)
                                             ============      ============        =====        ============



                                                                                       DOLLAR AMOUNT OF
                                                                                    FAIR VALUE FOR FIRST
                                                                FIRST AVAILABLE           AVAILABLE
INVESTMENT FUND                                LIQUIDITY*         REDEMPTION**           REDEMPTION
----------------------------------------     -------------      ---------------     ---------------------
Abrams Bison Partners, L.P.                    Annually
Alson Signature Fund II, L.P.                  Quarterly
Brant Point, L.L.C.                            Quarterly          12/31/2009                  19,589,747
Caxton Alpha Equity Fund, L.L.C.                Monthly
Cobalt Partners, L.P.                        Semi-Annually         6/30/2008                      A
Delta Institutional Fund, L.P.                 Quarterly
Forest Hill Select Fund, L.P.                  Quarterly
JANA Partners Qualified, L.P.                  Quarterly
Level Global, L.P.                             Quarterly         12/31/2008***                6,947,874
North River Partners, L.P.                     Quarterly
Southpoint Qualified Fund, L.P.                Annually           12/31/2008                      B
Spindrift Partners Fund, L.P.                Semi-Annually
TCS Capital II, L.P.                           Annually          12/31/2008***                3,774,187
Valinor Capital Partners, L.P.                 Annually           12/31/2008                      C
Wesley Capital QP, L.P.                        Quarterly

   LONG/SHORT EQUITY SUBTOTAL

JANA Piranha Fund, L.P.                        Quarterly
Trian Partners, L.P.                           Annually           12/31/2009                  19,531,471
Trian Partners, L.P. (Side Pocket)                N/A

   SPECIAL SITUATIONS SUBTOTAL

Subprime Credit Strategies Fund II, L.P.       Quarterly

   DISTRESSED CREDIT SUBTOTAL


TOTAL


*   Available frequency of redemptions after initial lock up period.
**  If there is no date indicated, no restrictions exist for the corresponding investment fund.
*** The dollar amount of fair value for first available redemption can be redeemed commencing on the date listed. The remaining investment amount has no lock up or other redemption restrictions.
A   Cobalt Partners, L.P. has a fair value of $53,798,359.  Of this balance,  $6,170,980 is locked up and restricted from redemption until 6/30/2008 and $2,291,595 is locked up and restricted from redemption until 6/30/2009. The remaining investment amount has no lock up or other redemption restrictions.
B   Southpoint  Qualified  Fund, L.P. has a fair value of  $26,358,103.  Of this balance,  $22,493,126 is locked  up and  restricted  from  redemption  until  12/31/2008  and  $3,864,977  is  locked up until
    12/31/2009.
C   Valinor Capital Partners, L.P. has a fair value of $10,756,692. Of this balance, $7,780,440 is locked up and restricted from redemption until 12/31/2008 and $2,976,252 is locked up until 12/31/2009.

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund's assets at fair value:


        --------------------------------------------------------------------------------------------------------
        VALUATION INPUTS                             INVESTMENTS IN SECURITIES      OTHER FINANCIAL INSTRUMENTS*
        --------------------------------------------------------------------------------------------------------
        LEVEL 1 - QUOTED PRICES                                 $ --                         $         --
        --------------------------------------------------------------------------------------------------------
        LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS             --
        --------------------------------------------------------------------------------------------------------
        LEVEL 3 - OTHER SIGNIFICANT UNOBSERVABLE INPUTS           --                          391,975,005
        --------------------------------------------------------------------------------------------------------
           TOTAL                                                $ --                         $391,975,005
        --------------------------------------------------------------------------------------------------------

* Other Financial Instruments include investments in investment funds

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:


                                                     INVESTMENTS IN SECURITIES      OTHER FINANCIAL INSTRUMENTS*
        --------------------------------------------------------------------------------------------------------
        BALANCE AS OF DECEMBER 31, 2007                         $ --                         $401,856,251
        --------------------------------------------------------------------------------------------------------
           ACCRUED DISCOUNTS/PREMIUMS                             --                                   --
        --------------------------------------------------------------------------------------------------------
           REALIZED GAIN/LOSS                                     --                            4,161,303
        --------------------------------------------------------------------------------------------------------
           CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION)       --                          (31,581,246)
        --------------------------------------------------------------------------------------------------------
           NET PURCHASES (SALES)                                  --                           17,538,697
        --------------------------------------------------------------------------------------------------------
           TRANSFERS IN AND/OR OUT OF LEVEL 3                     --
        --------------------------------------------------------------------------------------------------------
        BALANCE AS OF MARCH 31, 2008                            $ --                         $391,975,005
        --------------------------------------------------------------------------------------------------------

* Other Financial Instruments include investments in investment funds


ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               UBS Equity Opportunity Fund II, L.L.C.
                         -------------------------------------------------------

By (Signature and Title)*  /s/ Stephen Roussin
                         -------------------------------------------------------
                           Stephen Roussin, Principal Executive Officer

Date   May 28, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Stephen Roussin
                         -------------------------------------------------------
                           Stephen Roussin, Principal Executive Officer

Date   May 28, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer

Date   May 28, 2008
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.